Debt (Details 13) (USD $)	12 Months Ended
	Dec. 31, 2013	Dec. 31, 2014
Debt
Debt outstanding, gross		$ 23,276,335,000
Debt financing, net		24,568,509,000
Senior Debt Obligations
Debt
Debt financing, net		23,568,747,000
Secured debt financing
Debt
Debt outstanding, gross		7,600,000,000
Net book value		11,800,000,000
Debt financing, net		7,938,858,000
Secured debt financing | Senior secured notes issued August 2010
Debt
Debt outstanding, gross		2,550,000,000
Secured debt financing | Export credit facilities, ECA and Ex-Im
Debt
Debt outstanding, gross		1,283,742,000
Secured debt financing | Institutional term loans
Debt
Debt outstanding, gross		3,355,263,000
Secured debt financing | AeroTurbine Revolving Credit Facility
Debt
Debt outstanding, gross		302,142,000
Secured debt financing | AeroTurbine Revolving Credit Facility | AeroTurbine
Debt
Long-term Line of Credit		302,100,000
Unsecured debt financing
Debt
Debt outstanding, gross		14,600,000,000
Debt financing, net		15,629,889,000
Unsecured debt financing | ILFC Legacy Notes - bonds and medium-term notes
Debt
Debt outstanding, gross		11,230,020,000
Subordinated debt
Debt
Debt outstanding, gross		1,000,000,000
Debt financing, net		999,762,000
Predecessor
Debt
Secured debt financing, net	8,202,791,000
Unsecured debt financing, net	12,238,066,000
Debt financing, net	21,440,857,000
Subordinated debt	1,000,000,000
Predecessor | Senior Debt Obligations
Debt
Debt financing, net	20,440,857,000
Predecessor | Senior Debt Obligations | Adjustments to interest expense to correct and fully align amortization of deferred debt issue costs and debt discounts in prior periods with the effective interest method
Debt
Quantifying Misstatement in Current Year Financial Statements Amount Pretax Income (Loss)	19,500,000
Predecessor | Senior Debt Obligations | Adjustment to correct and fully align amortization of debt discounts in prior periods with the effective interest method
Debt
Quantifying Misstatement in Current Year Financial Statements Amount Pretax Income (Loss)	4,400,000
Predecessor | Secured debt financing
Debt
Debt outstanding, gross	8,207,849,000
Net book value	14,661,369,000
Number of aircraft	405
Deferred debt discount	(5,058,000)
Predecessor | Secured debt financing | Senior secured notes issued August 2010
Debt
Debt outstanding, gross	3,900,000,000
Net book value	5,864,796,000
Number of aircraft	174
Predecessor | Secured debt financing | Export credit facilities, ECA and Ex-Im
Debt
Debt outstanding, gross	1,746,144,000
Net book value	4,938,321,000
Number of aircraft	118
Predecessor | Secured debt financing | Bank debt
Debt
Debt outstanding, gross	1,811,705,000
Net book value	2,591,814,000
Number of aircraft	61
Predecessor | Secured debt financing | Bank debt | Variable interest entity, primary beneficiary, consolidated
Debt
Non-Recourse Debt	173,500,000
Predecessor | Secured debt financing | Bank debt | AeroTurbine
Debt
Long-term Line of Credit	380,500,000
Predecessor | Secured debt financing | Institutional term loans
Debt
Debt outstanding, gross	750,000,000
Net book value	1,266,438,000
Number of aircraft	52
Predecessor | Secured debt financing | AeroTurbine Revolving Credit Facility | AeroTurbine
Debt
Long-term Line of Credit	380,500,000
Predecessor | Unsecured debt financing
Debt
Deferred debt discount	(31,456,000)
Predecessor | Unsecured debt financing | ILFC Legacy Notes - bonds and medium-term notes
Debt
Debt outstanding, gross	$ 12,269,522,000